EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2019
EARNINGS PER SHARE [Abstract]
Calculation of Basic and Diluted Earnings Per Share
The following table sets forth the calculation of basic and diluted earnings per common share using the two-class method, in which dividends attributable to SARs are deducted from net income in determining net income attributable to common shareholders (dollars in thousands, except per share data):

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018

Numerator
Net income attributable to common shareholders	$51,704	$20,740	$150,719	$54,714
Denominator
Weighted average shares outstanding-Basic	30,873,297	30,302,193	31,846,836	28,764,793
Dilutive common equivalent shares:
SARs	114,097	79,055	107,368	53,671
Weighted average shares outstanding-Diluted	30,987,394	30,381,248	31,954,204	28,818,464
Earnings per share:
Basic
Distributed earnings	$—	$—	$—	$—
Undistributed income	$1.67	$0.68	$4.73	$1.90
Basic earnings per share	$1.67	$0.68	$4.73	$1.90
Diluted
Distributed earnings	$—	$—	$—	$—
Undistributed income	$1.67	$0.68	$4.72	$1.90
Diluted earnings per share	$1.67	$0.68	$4.72	$1.90